SENIOR SECURED NOTE PAYABLE (Details Narrative)					1 Months Ended											3 Months Ended						12 Months Ended
	May 02, 2024 USD ($) shares	Feb. 29, 2024 USD ($)	Dec. 16, 2023 USD ($)	Mar. 02, 2022 USD ($)	Nov. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Jul. 31, 2024 USD ($)	May 31, 2024 USD ($)	Apr. 30, 2024 USD ($)	Jan. 31, 2024 USD ($) shares	Dec. 31, 2022 USD ($) shares	Nov. 30, 2022 USD ($) shares	Oct. 31, 2022 USD ($) shares	Sep. 30, 2022 USD ($) Integer $ / shares shares	Aug. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2023	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Short-Term Debt [Line Items]
Debt discount amount
Warrant term																32 months 24 days						26 months 29 days
Warrants to purchase shares | shares																248,897,579		75,127,744				65,230,919	75,127,744
Exercise price | $ / shares																$ 0.034		$ 0.048				$ 0.0188	$ 0.048
Debt discount																	$ 116,427					$ 142,857	$ 217,962
Principal payments																200,000						200,000
Debt instrument accrued interest								$ 12,000								21,164					$ 36,600	21,288
Accrued interest		$ 6,250	$ 18,000																			339,804
Penalties on note payable, recorded in note principal																						1,193,835
Amortization of discounts																$ 0	$ 116,428					$ 142,857	217,961
Beginning in September 2022 [Member]
Short-Term Debt [Line Items]
Debt interest rate														125.00%
Debt instrument redemption percentage														110.00%
Debt conversion, original debt, amount														$ 179,592
Debt redemption amount														$ 1,428,571
Long-term debt, description														In the event that the Company issue or sells additional shares of Common Stock or Common Stock Equivalents in a Qualified Offering at a price per share which multiplied by 75% is less than the Warrant Calculation Price, the number of Warrant Shares issuable upon exercise of this Warrant will increase to be equal to the product obtained by multiplying: (WCP/BP) x (WS) whereby: (WCP) = the Warrant Calculation Price. (BP) = 75% of the price per share sold in the Qualified Offering. (WS) = the number of Warrant Shares that would be issuable upon exercise of this Warrant in accordance with the terms of this Warrant immediately prior to the Qualified Offering if such exercise were by means of a cash exercise rather than a cash-less exercise; The term “Warrant Calculation Price” means $0.05
Debt conversion price percentage														70.00%
Trading days | Integer														20
Warrant term														5 years
Warrants to purchase shares | shares														22,857,143
Exercise price | $ / shares														$ 0.0001
Debt discount														$ 531,983									$ 531,983
12-month Senior Secured Note [Member]
Short-Term Debt [Line Items]
Face amount				$ 1,142,857
Debt instrument original interest rate				12.50%
Debt interest rate				12.50%
Proceeds from convertible debt				$ 869,972
Debt discount amount				142,857
Legal fees				$ 120,028
First Modification [Member]
Short-Term Debt [Line Items]
Principal payments														$ 7,200,000	$ 10,000,000
Payment tem description															the payment schedule from seven (7) months to six (6) months
Lender received shares | shares															1,904,762
Fair value of warrants															$ 58,884
Debt discount per share | $ / shares															$ 0.03
Second Modification [Member]
Short-Term Debt [Line Items]
Payment tem description													The first payment due was delayed from October 2, 2022 to October 17, 2022
Third Modification [Member]
Short-Term Debt [Line Items]
Payment tem description													The first payment due was delayed from October 17, 2022 to November 2, 2022
Fair value of warrants													$ 36,053
Third Modification [Member] | Lender [Member]
Short-Term Debt [Line Items]
Purchase of common stock warrants | shares													1,904,762
Fourth Modification [Member]
Short-Term Debt [Line Items]
Payment tem description												The first payment due was delayed from November 2, 2022 to November 17, 2022.
Fifth Modification [Member]
Short-Term Debt [Line Items]
Payment tem description												The first payment due was delayed from November 17, 2022 to December 17, 2022.
Fair value of warrants												$ 37,955
Fifth Modification [Member] | Lender [Member]
Short-Term Debt [Line Items]
Purchase of common stock warrants | shares												1,904,762
Sixth Modification [Member]
Short-Term Debt [Line Items]
Payment tem description											The first payment due was delayed from December 17, 2022 to January 17, 2023.
Fair value of warrants											$ 33,936
Sixth Modification [Member] | Lender [Member]
Short-Term Debt [Line Items]
Purchase of common stock warrants | shares											1,904,762
Seventh Through Eleventh Modification [Member]
Short-Term Debt [Line Items]
Debt instrument redemption percentage																					137.50%
Principal payments																					$ 3,000,000
Debt maturity date																					May 16, 2023
Twelfth Modification [Member]
Short-Term Debt [Line Items]
Debt instrument redemption percentage																				142.50%
Principal payments																				$ 3,000,000
Debt maturity date																				Jul. 02, 2023
Thirteenth Modification [Member]
Short-Term Debt [Line Items]
Debt maturity date																			Dec. 02, 2023
Fourtheenth and Fifteenth Modification [Member]
Short-Term Debt [Line Items]
Accrued interest																		$ 5,000
Sixteenth Modification [Member]
Short-Term Debt [Line Items]
Fair value of warrants	$ 28,571									$ 114,285
Purchase of common stock warrants | shares	1,142,857									4,571,429
Accrued interest	$ 10,000									$ 15,000
Fair value of warrants	$ 28,572
Sixteenth Modification [Member] | Lender [Member]
Short-Term Debt [Line Items]
Purchase of common stock warrants | shares	1,142,857									4,571,429
Seventeenth Modification [Member]
Short-Term Debt [Line Items]
Debt maturity date									Jun. 02, 2024
Accrued interest									$ 7,500
Eighteenth Modification [Member]
Short-Term Debt [Line Items]
Debt maturity date								Jul. 15, 2024
Accrued interest								$ 7,500
Nineteenth Modification [Member]
Short-Term Debt [Line Items]
Debt maturity date							Aug. 15, 2024
Accrued interest							$ 11,905
Twentieth Modification [Member]
Short-Term Debt [Line Items]
Debt maturity date						Oct. 15, 2024
Accrued interest						$ 17,143
Twenty First Modification [Member]
Short-Term Debt [Line Items]
Debt maturity date					Nov. 15, 2025
Accrued interest					$ 17,143